Equipment - Schedule of Equipment (Details) (USD $)	3 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Pressure pumping and coiled tubing equipment	$ 3,500,000
Furniture, fixtures, and office equipment	40,876		24,233
Less accumulated depreciation	(8,217)		(2,359)
Equipment, net	3,532,659	11,803,765	21,874
Invested in purchasing and upgrading equipment	$ 3,500,000